SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Goodwill and Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
Goodwill impairment	$ 0	$ 0
Licensing Fee [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives description	Over the shorter of licensing period or the estimated useful lives of the intangible assets
IP Right [Member] | Minimum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	1 year
IP Right [Member] | Maximum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	6 years
Trademarks [Member] | Minimum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	7 years
Trademarks [Member] | Maximum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	10 years
Technology [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	6 years
Software [Member] | Minimum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	3 years
Software [Member] | Maximum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	6 years
Customer Relationships [Member] | Minimum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	3 years
Customer Relationships [Member] | Maximum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	8 years